Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Purchase Price Allocation
The following table summarizes the assets acquired and liabilities assumed. The intangible assets subject to amortization are being amortized on a straight-line basis over their estimated useful lives as of the acquisition date.

(In millions)	Fair Value	Weighted-Average Useful Life (years)
Assets acquired:
Cash and cash equivalents	$1,239
Receivables, net	266
Other current assets	200
Property and equipment	8,943	35.0
Intangible assets other than goodwill
Trade names and trademarks (1)	664
Gaming rights (1)	207
Total Rewards (1)	253
Customer relationships	137	14.8
Other non-current assets	180
Total assets	12,089

Liabilities assumed:
Current liabilities	(765)
Long-term debt	(1,607)
Financing obligations	(8,310)
Deferred income taxes	(568)
Deferred credits and other liabilities	(361)
Total liabilities	(11,611)
Noncontrolling interest	41
Net identifiable assets acquired	519
Goodwill	2,207
Total OpCo equity value	$2,726
____________________

(1)	Indefinite-lived intangible assets.

Pro Forma Information

	(Unaudited)
	Years Ended December 31,
(In millions, except per share data)	2017	2016
Net revenues	$8,349	$8,529
Net income/(loss)	6,401	(2,590)
Net income/(loss) attributable to Caesars	6,401	(2,570)
Basic earnings/(loss) per share	22.96	(9.21)
Diluted earnings/(loss) per share	14.88	(9.21)

OpCo [Member]
Business Acquisition [Line Items]
Summary of Merger
Consideration transferred was composed of the following:

(In millions)
Cash	$700
CEC common stock (1)	1,774
Total cash and stock consideration	2,474
Settlement of pre-existing relationships	252
Total OpCo equity value	$2,726
____________________

(1)	Approximately 139 million shares of CEC common stock issued at the Effective Date closing stock price of $12.80.

Caesars Acquisition Company [Member]
Business Acquisition [Line Items]
Summary of Merger
The following table summarizes the assets acquired, liabilities assumed and CEC’s noncontrolling interest in CGP and excludes CGP’s results, which were consolidated with CEC as a VIE prior to the Effective Date.
Summary of Merger as of October 6, 2017

(In millions)	Total Value
Assets acquired	$152
Liabilities assumed	(96)
Acquisition of noncontrolling interest in CGP from CAC	1,751
Net book value	$1,807